Segment Information	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Segment information

30. Segment information

Operating segments are determined based on information reviewed by the board of directors, the Chief Operating Decision Maker (CODM), which is responsible for allocating resources and assessing business performance.

The CODM monitors the operating results of each segment separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on Adjusted Gross Profit, which is defined as ‘Total revenue and financial income’ less ‘transaction expenses’, ‘interest and other financial expenses’ and ‘credit loss allowance expenses’, all of which are consistent with the same lines in the consolidated statements of profit or loss except for amounts that are not allocated to segments and inter-segment amounts.

The Group’s organizational structure has four reportable segments, which reflect its major business lines, as follows:

a)	Consumer Banking: generates revenue from various transaction activities occurring in the digital wallet, such as Pix, peer-to-peer transfers, and bill payments, including when customers use credit cards as a funding source for payments or money transfers, either in one or multiple installments. It also encompasses interest income from financial investments backed by customers’ account balances. In addition, the segment includes interest revenues from credit activities managed by PicPay Bank, fee revenues from distributing third-party credit products in the financial marketplace, interchange fees from prepaid and credit card transactions, and commissions from distributing insurance and investment products from third-party partners on the platform.

b)	Small and Medium-Sized Businesses: generates revenues from MDR (merchant-discount rates) charged to merchants accepting PicPay as a payment network,interchange fees from corporate benefit card transactions, and settlement scheduled floating relating to corporate benefits solutions. Additionally, the segment generates financial income from acquired credit rights and advances to suppliers of corporate clients.

c)	Audiences and Ecosystem Integration: This segment provides services to all of the Group’s customers, which include consumers and businesses, with the goal of increasing engagement and monetization of both sides of the ecosystem. This segment generates monetization of the audiences by leveraging PicPay’s customer base of consumers and merchants by offering products and solutions such as PicPay Ads, allowing brands and companies to benefit from PicPay’s audience in app and promote its products and services, as well as many others non-financial products. Ecosystem engagement is achieved, for example, through PicPay Shop, which is a platform that allows online merchants to sell their products and services to consumers.
d)	Institutional: This segment encompasses revenues, costs and expenses from financial investments and funding activities executed at the Corporate level. The Institutional unit has the role of managing funding and liquidity at the Group level as well as the allocation of liquidity and capital to each segment.

The Group does not disclose total assets and liabilities by segment since this information is not presented to its CODM.

As of March 31, 2026

a)	Segment information

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments

Net revenue from transaction activities and other services	442,127	77,784	32,830	-	552,741
Financial income	2,955,886	66,703	969	673,037	3,696,595
Total revenue and financial income	3,398,013	144,487	33,799	673,037	4,249,336
Transaction expenses	(136,043)	(49,834)	(1,979)	1,415	(186,440)
Interest and Other financial expenses	(1,312,192)	(79,761)	-	(600,891)	(1,992,844)
Credit loss allowance expenses	(973,531)	(489)	-	-	(974,020)
Adjusted gross profit	976,247	14,403	31,820	73,561	1,096,032

b)	Revenue and financial income reconciliation

March 31, 2026

Net revenue from transaction activities and other services	552,741
Financial income	3,696,595
Total reportable segments	4,249,336
Inter-segment revenues, adjustments or reclassifications (1)	(736,908)
Total revenue and financial income	3,512,428

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (736,908).

c)	Reconciliation from segment adjusted gross profit to profit before income taxes

March 31, 2026

Adjusted gross profit - Total reportable segments	1,096,032
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(162,462)
Marketing expenses	(179,367)
Personnel expenses	(337,634)
Administrative expenses	(111,090)
Depreciation and amortization	(118,378)
Other expenses	(9,874)
Other income	44,487
Profit before income taxes	221,714

As of March 31, 2025

a)	Segment information

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments

Net revenue from transaction activities and other services	313,835	67,227	20,285	-	401,347
Financial income	1,754,982	(16,533)	1,046	188,300	1,927,795
Total revenue and financial income	2,068,817	50,694	21,331	188,300	2,329,142
Transaction expenses	(151,100)	(32,397)	(308)	(711)	(184,516)
Interest and Other financial expenses	(722,409)	(180)	(26)	(182,517)	(905,132)
Credit loss allowance expenses	(480,136)	-	-	-	(480,136)
Adjusted gross profit	715,172	18,117	20,997	5,072	759,358

b)	Revenue and financial income reconciliation

March 31, 2025

Net revenue from transaction activities and other services	401,347
Financial income	1,927,795
Total reportable segments	2,329,142
Inter-segment revenues, adjustments or reclassifications (1)	(265,212)
Total revenue and financial income	2,063,930

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (265,212).

c)	Reconciliation from segment adjusted gross profit to profit before income taxes

March 31, 2025

Adjusted gross profit - Total reportable segments	759,358
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(112,901)
Marketing expenses	(154,237)
Personnel expenses	(260,323)
Administrative expenses	(63,114)
Depreciation and amortization	(103,692)
Other expenses	(11,225)
Other income	22,751
Profit before income taxes	76,617